Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued expenses [Line Items]
Schedule of Accrued Expenses
Accrued expenses consisted of the following:

(in thousands)	June 30, 2026	December 31, 2025
Accrued payroll and employee related liabilities	$34,082	$38,119
Accrued vendor costs	31,629	38,049
Provisions—warranty	5,813	8,371
Provisions—restructuring	4,100	858
Provisions—environmental(a)	3,219	3,236
Provisions for loss contingencies	759	1,962
Accrued interest	656	646
Accrued sales and other taxes	268	220
Other	4,438	4,319

Accrued expenses	$84,964	$95,780

(a).	Costs of future estimated expenditures for environmental remediation liabilities are not discounted to their present value due to the timing of the future expenditures not being reliably determinable. The environmental remediation liability is related to two plants.

Schedule of Changes to the Company's Warranty Liability
The following table describes the changes to the Company’s warranty liability:

(in thousands)	June 30, 2026
Balance as of January 1, 2026	$8,371
Accrued expense	797
Payments	(1,045)
Provision reversed during the period	(2,264)
Currency translation differences	(46)

Balance as of June 30, 2026	$5,813

HMH Holding BV And Subsidiaries [Member]
Accrued expenses [Line Items]
Schedule of Accrued Expenses
Accrued expenses consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Accrued vendor costs	$38,049	$60,583
Accrued payroll and employee related liabilities	38,119	40,476
Provisions—warranty	8,371	11,082
Provisions—environmental(1)	3,236	3,086
Provisions for loss contingencies	1,962	3,023
Provisions—restructuring	858	220
Accrued interest	646	3,126
Accrued sales and other taxes	220	1,361
Other	4,319	5,463

Accrued expenses	$95,780	$128,420

(1)	Costs of future estimated expenditures for environmental remediation liabilities are not discounted to their present value due to the timing of the future expenditures not being reliably determinable. The environmental remediation liability is related to two plants.

Schedule of Changes to the Company's Warranty Liability
The following table describes the changes to the Company’s warranty liability as of December 31, 2025 and 2024:

	2025	2024
Balance as of January 1,	$11,082	$8,556
Accrued expense	2,339	2,405
Payments	(2,433)	(959)
Reclassification	(145)	3,345
Provision reversed during the period	(3,104)	(1,709)
Currency translation differences	632	(556)

Balance as of December 31,	$8,371	$11,082